Taxes (Details)	12 Months Ended
Jun. 30, 2022 USD ($)
Transaction 1 [Member]
Statement [Line Items]
Accumulated net taxable profit More of	$ 0
Accumulated net taxable profit To	5,000,000
Corporate income tax will pay	$ 0
Corporate income tax More of %	25
Corporate income tax On the surplus of	$ 0
Transaction 2 [Member]
Statement [Line Items]
Accumulated net taxable profit More of	5,000,000
Accumulated net taxable profit To	50,000,000
Corporate income tax will pay	$ 1,250,000
Corporate income tax More of %	30
Corporate income tax On the surplus of	$ 5,000,000
Transaction 3 [Member]
Statement [Line Items]
Accumulated net taxable profit More of	50,000,000
Corporate income tax will pay	$ 14,750,000
Corporate income tax More of %	35
Corporate income tax On the surplus of	$ 50,000,000